Intangible Assets - Schedules (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill
Balance, beginning of period	$ 509,000,000	$ 509,000,000
Acquisitions	38,000,000
Other		0
Balance, end of period	547,000,000	509,000,000	$ 509,000,000
Finite-Lived Intangible Assets
Gross Amount	406,000,000	421,000,000
Accumulated Amortization	(167,000,000)	(168,000,000)
Net Amount	239,000,000	253,000,000
Franchise rights
Finite-Lived Intangible Assets
Gross Amount	255,000,000	255,000,000
Accumulated Amortization	(34,000,000)	(17,000,000)
Net Amount	221,000,000	238,000,000
Customer lists and Trade name
Finite-Lived Intangible Assets
Gross Amount	151,000,000	166,000,000
Accumulated Amortization	(133,000,000)	(151,000,000)
Net Amount	18,000,000	15,000,000
Wireline
Schedule Of Indefinite Lived and Finite Lived Intangible Assets [Line Items]
Accumulated impairment losses in prior periods			29,000,000
Goodwill
Balance, beginning of period	409,000,000	409,000,000
Acquisitions	0
Other		0
Balance, end of period	409,000,000	409,000,000	409,000,000
Cable
Goodwill
Balance, beginning of period	100,000,000	100,000,000
Acquisitions	38,000,000
Other		0
Balance, end of period	138,000,000	100,000,000	100,000,000
U.S. Cellular
Goodwill
Balance, beginning of period		0
Loss on impairment			(227,000,000)
Balance, end of period			0
Licenses
Licenses
Balance, beginning of period	2,195,000,000	2,232,000,000
Acquisitions	267,000,000	8,000,000
Transferred to Assets held for sale		(51,000,000)
Divestitures	(10,000,000)	(11,000,000)
Exchanges - Licenses received	26,000,000	18,000,000
Exchanges - Licenses surrendered	0	(1,000,000)
Capitalized interest	2,000,000
Balance, end of period	2,480,000,000	2,195,000,000	2,232,000,000
Licenses | Wireline
Licenses
Balance, beginning of period	2,000,000	2,000,000
Acquisitions	0	0
Transferred to Assets held for sale		0
Divestitures	0	0
Exchanges - Licenses received	0	0
Exchanges - Licenses surrendered	0	0
Capitalized interest	0
Balance, end of period	2,000,000	2,000,000	2,000,000
Licenses | Cable
Licenses
Balance, beginning of period	3,000,000	3,000,000
Acquisitions	0	0
Transferred to Assets held for sale		0
Divestitures	0	0
Exchanges - Licenses received	0	0
Exchanges - Licenses surrendered	0	0
Capitalized interest	0
Balance, end of period	3,000,000	3,000,000	3,000,000
Licenses | U.S. Cellular
Licenses
Balance, beginning of period	2,190,000,000	2,227,000,000
Acquisitions	267,000,000	8,000,000
Transferred to Assets held for sale		(51,000,000)
Divestitures	(10,000,000)	(11,000,000)
Exchanges - Licenses received	26,000,000	18,000,000
Exchanges - Licenses surrendered	0	(1,000,000)
Capitalized interest	2,000,000
Balance, end of period	$ 2,475,000,000	$ 2,190,000,000	$ 2,227,000,000